Item 1. Schedule of Investments


 T. Rowe Price Prime Reserve Fund
 (Unaudited)                                           February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)
 (Amounts in 000s)                                   $ Par         Value

 BANK NOTES  1.3%
 U.S. Bank, 2.09%, 4/26/05                             20,000        20,002

 World Savings Bank F.S.B., 2.59%, 4/1/05              40,700        40,700

 Total Bank Notes (Cost  $60,702)                                    60,702

 CERTIFICATES OF DEPOSIT - DOMESTIC *  8.9%
 Branch Banking & Trust, 2.65%, 4/13/05                39,700        39,700

 Chase Manhattan Bank, 2.53%, 3/4/05                   75,000        75,000

 DEPFA Bank, 2.54%, 3/22/05                            49,500        49,500

 First Tennessee Bank, 2.50%, 3/21/05                  37,500        37,500

 Mercantile Safe Deposit & Trust
 VR, 2.58%, 12/12/05                                   8,000         8,000

 VR, 2.599%, 10/18/05                                  5,000         5,000

 Suntrust Bank, 2.68%, 5/3/05                          50,000        50,000

 Treasury Bank, 2.91%, 2/23/06                         15,700        15,700

 Wachovia Bank, 2.55%, 3/24/05                         16,700        16,700

 Wells Fargo Bank, 2.52%, 3/17/05                      62,700        62,700

 Wilmington Trust
 2.43%, 3/1/05                                         50,000        50,000

 2.52%, 4/4/05                                         20,000        20,000

 Total Certificates of Deposit - Domestic * (Cost                    429,800
$429,800)
 CERTIFICATES OF DEPOSIT - EURODOLLAR ^  5.7%
 ABN AMRO Bank, 2.44%, 3/16/05                         30,000        30,000

 Allied Irish Banks, 2.53%, 3/3/05                     49,000        49,000

 Banco Bilbao Vizcaya, 2.71%, 5/9/05                   32,000        32,000

 Bank Of Nova Scotia, 2.60%, 3/29/05                   30,000        30,000

 Barclays Bank, 2.66%, 4/18/05                         35,000        35,000

 Northern Rock, 2.54%, 3/29/05                         15,000        15,000

 Royal Bank of Scotland, 2.54%, 3/29/05                50,000        50,000

 Societe Generale
 2.195%, 3/8/05                                        10,000        9,999

 2.41%, 3/1/05                                         25,000        25,000

 Total Certificates of Deposit - Eurodollar ^ (Cost                  275,999
$275,999)
 CERTIFICATES OF DEPOSIT - YANKEE ++  12.5%
 Abbey National Treasury Services, 2.60%, 3/31/05      39,700        39,700

 ABN Amro Bank, 2.57%, 3/31/05                         39,500        39,500

 Calyon, 2.41%, 3/4/05                                 69,500        69,500

 Canadian Imperial Bank of Commerce, 2.50%, 3/24/05    37,700        37,700

 Credit Suisse First Boston, 2.53%, 3/11/05            32,500        32,500

 Danske Bank, 2.53%, 3/14/05                           25,650        25,650

 Fortis Bank, 2.53%, 3/9/05                            41,000        41,000

 Lloyds Bank, 2.52%, 3/22/05                           60,000        60,000

 Natexis Banques Populaires, VR, 2.55%, 3/22/05        24,500        24,500

 Royal Bank of Canada, 2.54%, 3/30/05                  30,700        30,700

 Royal Bank of Scotland
 2.31%, 6/17/05                                        21,500        21,513

 2.53%, 3/22/05                                        27,000        27,000

 Skandinaviska Enskilda Banken, 2.56%, 3/24/05         15,700        15,700

 Svenska Handelsbanken, 2.53%, 3/15 - 3/22/05          67,700        67,770

 UBS
 2.63%, 4/18/05                                        50,000        50,000

 2.66%, 4/8/05                                         25,000        25,000

 Total Certificates of Deposit - Yankee ++ (Cost                     607,663
$607,663)
 COMMERCIAL PAPER  21.9%
 ANZ ( Delaware)
 2.45%, 3/16/05                                        1,200         1,199

 2.64%, 4/21/05                                        50,000        49,813

 Bear Stearns, 2.50%, 3/21/05                          37,500        37,448

 Caisse D Amortissement
 2.50%, 4/29/05                                        49,500        49,297

 2.61%, 4/11/05                                        62,000        61,816

 Capital One Multi-Asset Executive Trust
 2.63%, 4/1/0                                          58,000         7,982

 Caterpillar Financial Services, 2.51%, 3/14/05        20,300        20,282

 Ciesco, 2.43%, 3/7/05                                 6,952         6,949

 DaimlerChrysler Revolving Auto, 2.53%, 3/3/05         29,000        28,996

 Danske, 2.45%, 3/23/05                                1,029         1,027

 Dexia Delaware
 2.42%, 3/14/05                                        8,250         8,243

 2.52%, 3/8 - 3/14/05                                  15,002        14,992

 2.63%, 4/15/05                                        67,000        66,779

 FCAR Owner Trust
 2.51%, 3/15/05                                        45,525        45,480

 2.53%, 3/11/05                                        26,000        25,982

 2.54%, 3/7/05                                         50,000        49,979

 HBOS Treasury Services
 2.43%, 3/15/05                                        10,504        10,494

 2.50%, 3/30/05                                        19,500        19,461

 ING Funding, 2.53%, 3/23/05                           14,000        13,978

 K2 (U.S.A)
 2.40%, 3/22/05                                        1,500         1,498

 2.54%, 3/1 - 3/29/05                                  14,900        14,885

 Links Finance, 144A, 2.54%, 4/8/05                    19,750        19,697

 National Australia Funding, 2.52%, 3/1/05             49,500        49,500

 National Rural Utilities, 2.53%, 3/16 - 3/17/05       48,775        48,722

 Nestle Australia, 2.55%, 3/11/05                      28,762        28,742

 New Center Asset Trust
 2.53%, 3/16/05                                        17,500        17,482

 2.54%, 3/21/05                                        14,500        14,479

 New York State Power Auth.
 2.47%, 3/8/05                                         10,702        10,697

 2.55%, 3/14/05                                        11,774        11,763

 Nordea North America, 2.54%, 3/31/05                  35,000        34,926

 Prudential Funding, 2.53%, 3/22/05                    30,000        29,956

 Rabobank USA Financial, 2.51%, 3/16/05                110,000       109,885

 Shell Finance (U.K.), 2.53%, 3/29/05                  72,375        72,233

 Toyota Motor Credit
 2.53%, 3/17/05                                        25,000        24,972

 2.54%, 3/23/05                                        49,300        49,223

 Total Commercial Paper (Cost  $1,058,857)                           1,058,857

 COMMERCIAL PAPER - 4(2)  40.5%
 Alpine Securitization, 2.53%, 3/8/05                  20,000        19,990

 ASB Bank, 2.50%, 3/15/05                              25,000        24,976

 Atlantic Asset Securitization
 2.53%, 3/4 - 3/14/05                                  32,000        31,985

 2.54%, 3/4 - 3/14/05                                  13,035        13,029

 Bank of Ireland
 2.68%, 4/13/05                                        4,400         4,386

 2.69%, 4/21/05                                        4,600         4,582

 Cafco
 2.50%, 3/28/05                                        50,000        49,906

 2.55%, 3/29 - 4/5/05                                  42,122        42,023

 2.66%, 4/12/05                                        17,000        16,947

 Ciesco, 2.42%, 3/7/05                                 30,000        29,988

 Citibank Credit Card Issuance Trust
 2.43%, 3/4/05                                         50,000        49,990

 2.55%, 3/24/05                                        11,000        10,982

 2.58%, 3/28/05                                        34,740        34,673

 2.59%, 3/29/05                                        28,843        28,785

 CRC Funding
 2.53%, 3/24/05                                        10,000        9,984

 2.66%, 4/8/05                                         25,000        24,930

 2.68%, 4/18/05                                        50,000        49,822

 2.69%, 4/18 - 4/27/05                                 40,000        39,837

 Delaware Funding
 2.53%, 3/18/05                                        44,000        43,947

 2.56%, 3/24/05                                        35,000        34,943

 Discover Card Master Trust I, 2.54%, 3/14 - 3/21/05   58,050        57,987

 Dover, 2.51%, 3/21/05                                 48,500        48,432

 Fairway Finance
 2.48%, 3/23/05                                        10,192        10,177

 2.53%, 3/14/05                                        11,000        10,990

 2.54%, 3/1/05                                         25,500        25,500

 2.62%, 3/29/05                                        19,000        18,961

 2.63%, 3/29/05                                        23,000        22,953

 Falcon Asset Securitization
 2.525%, 3/8/05                                        22,000        21,989

 2.53%, 3/11 - 3/18/05                                 18,532        18,513

 2.54%, 3/22/05                                        40,000        39,941

 Ford Credit Floorplan Master Owner Trust
 2.52%, 3/24/05                                        29,000        28,953

 2.54%, 3/2/05                                         19,500        19,499

 Irish Life & Permanent
 2.45%, 3/23/05                                        12,500        12,481

 2.63%, 6/3/05                                         3,000         2,980

 Jefferson Pilot, 2.51%, 3/1 - 3/4/05                  58,592        58,590

 K2 (U.S.A), 2.53%, 3/17/05                            3,500         3,496

 Kitty Hawk Funding, 2.53%, 3/1 - 3/15/05              31,400        31,374

 MassMutual Funding, 2.56%, 3/23/05                    14,980        14,957

 MBNA Master Credit Card Trust II
 2.50%, 3/9/05                                         10,000        9,994

 2.53%, 3/24/05                                        36,500        36,441

 2.54%, 3/1 - 3/15/05                                  38,750        38,740

 2.63%, 4/5/05                                         4,300         4,289

 2.69%, 4/19/05                                        34,000        33,876

 2.70%, 4/19/05                                        7,700         7,672

 Nestle Capital, 2.54%, 3/21/05                        25,000        24,965

 New York Life Capital
 2.50%, 3/1/05                                         45,000        45,000

 2.51%, 3/16/05                                        28,000        27,971

 Old Line Funding, 2.55%, 3/24/05                      15,000        14,976

 Park Avenue Receivables
 2.52%, 3/8 - 3/11/05                                  12,008        12,001

 2.53%, 3/22/05                                        16,120        16,096

 2.54%, 3/22/05                                        36,000        35,947

 2.57%, 3/24/05                                        24,000        23,960

 Pfizer
 2.44%, 3/18/05                                        8,000         7,991

 2.645%, 4/19/05                                       39,000        38,859

 Preferred Receivables Funding
 2.54%, 3/21/05                                        50,000        49,930

 2.55%, 3/24/05                                        15,000        14,975

 2.61%, 3/29/05                                        5,000         4,990

 Ranger Funding Company
 2.52%, 3/15/05                                        15,381        15,366

 2.53%, 3/23/05                                        57,307        57,218

 2.56%, 3/16/05                                        39,756        39,714

 Sigma Finance
 2.53%, 4/5/05                                         47,000        46,884

 2.54%, 4/5 - 4/7/05                                   53,800        53,664

 2.65%, 4/12/05                                        9,550         9,521

 Statoil / Den Norske, 2.51%, 3/10/05                  10,000        9,994

 Total Fina Elf Capital, 2.50%, 3/16 - 3/18/05         84,559        84,461

 Tulip Funding, 2.61%, 3/29/05                         20,000        19,959

 Variable Funding Capital, 2.52%, 3/18/05              25,000        24,970

 Wal-Mart Funding, 2.66%, 4/20/05                      46,000        45,830

 Yorktown Capital
 2.52%, 3/11/05                                        50,000        49,965

 2.53%, 3/2 - 3/14/05                                  24,949        24,936

 2.55%, 3/21/05                                        16,379        16,356

 Total Commercial Paper - 4(2) (Cost  $1,960,989)                    1,960,989

 FUNDING AGREEMENTS  2.7%
 Allstate Life Insurance
 VR, 2.525%, 9/1/05 ++                                  25,000        25,000

 VR, 2.651%, 9/1/05 ++                                  25,000        25,000

 GE Capital Assurance, VR, 2.72%, 1/12/06
 (Tender 4/12/05) ++                                    30,000        30,000

 ING Annuity & Life Insurance, 2.67%, 3/24/05 ++        15,000        15,000

 New York Life Insurance, VR, 2.69%, 12/9/05 ++         30,000        30,000

 Transamerica Occidential Life Insurance
 VR, 2.74%, 4/3/06 ++                                   5,000         5,000

 Total Funding Agreements (Cost  $130,000)                           130,000

 MEDIUM-TERM NOTES  3.8%
 GE Capital, VR, 2.69%, 4/7 - 4/13/06                  38,800        38,800

 Goldman Sachs Group, VR, 144A, 2.66%, 3/1/06          49,600        49,600

 International Lease Finance
 2.771%, 9/22/05                                       3,945         3,950

 3.943%, 8/1/05                                        10,000        10,050

 3.96%, 7/15/05                                        8,000         8,039

 4.375%, 12/15/05                                      5,250         5,291

 Morgan Stanley, VR, 2.59%, 4/13/06                    34,500        34,500

 Nationwide Building, VR, 144A, 2.59%, 4/7/06          27,500        27,500

 SLM, VR, 2.90%, 1/13/06                               6,200         6,210

 Total Medium-Term Notes (Cost  $183,940)                            183,940

 MUNICIPAL SECURITIES  0.3%
 Colorado HFA, Single Family, VRDN (Currently 2.57%)   6,000         6,000

 Texas, Veterans Housing, VRDN (Currently 2.56%)       8,800         8,800

 Total Municipal Securities (Cost  $14,800)                          14,800

 U.S. GOVERNMENT AGENCY OBLIGATIONS +/- 3.1%
 Federal Home Loan Bank
 1.55%, 5/4/05                                         39,800        39,800

 2.40%, 3/9 - 3/11/05                                  4,650         4,647

 Federal Home Loan Mortgage
 2.45%, 3/29/05                                        75,390        75,247

 2.51%, 4/11/05                                        565           563

 2.511%, 5/9/05                                        30,095        29,950

 Total U.S. Government Agency Obligations +/-
(Cost $150,207)                                                      150,207

 Total Investments in Securities
 100.7% of Net Assets (Cost $4,872,957)               $              4,872,957


 (1)  Denominated in U.S. dollars unless otherwise noted
 * Domestic certificates of deposit are issued by domestic branches of U.S. banks
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ^ Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks
 ++   Yankee certificates of deposit are issued by U.S.
      branches of
      foreign banks
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $96,797 and represents 2.0% of net assets
 4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $1,960,989 and represents 40.5% of net assets
 HFA  Health Facility Authority
 VR Variable Rate; rate shown is effective rate at period-end
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end


 ++Restricted Securities
 Amounts in (000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $130,000 and represents 2.7% of net assets.

                             Acquisition Acquisition
 Description                                         Date            Cost
 Allstate Life Insurance, VR, 2.525%, 9/1/05         2/2/04        $ 25,000

 Allstate Life Insurance, VR, 2.651%, 9/1/05         6/24/99         25,000

 GE Capital Assurance, VR, 2.72%, 1/22/06            1/11/05         30,000

 ING Annuity & Life Insurance, 2.67%, 3/24/05        2/22/05         15,000

 New York Life Insurance, VR, 2.69%, 12/9/05         12/8/04         30,000

 Transamerica Occidential Life Insurance
 VR, 2.74%, 4/3/06                                   11/1/04         5,000

 Totals                                                            $ 130,000

 The fund has registration rights for certain restricted securities held as of February 28, 2005. Any costs related to such registration are borne by the issuer.


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Prime Reserve Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Prime Reserve Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $4,872,957,000. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     April 22, 2005